Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On April 19, 2021, Elstein v. Saunders et al., No. 21-3028CA01 (Fla. 11th Cir. Ct.) was voluntarily dismissed. On April 26, 2021, Purvance v. Vesper Healthcare Acquisition Corp., et al., Index No. 650365/2021 (N.Y. Sup. Ct.) was voluntarily discontinued. On May 12, 2021, Watkins v. Vesper Healthcare Acquisition Corp., et al., No. 1:21-cv-00713 (S.D.N.Y.) was voluntarily dismissed. On May 17, 2021, Ciccotelli v. Vesper Healthcare Acquisition Corp., et al., Index No. 650346/2021 (N.Y. Sup. Ct.) was voluntarily discontinued.

On May 4, 2021, the Company completed the Business Combination and PIPE Investment as described in Note 1.

On June 8, 2021 and July 1, 2021, the Company completed acquisitions of four international third-party distributors for HydraFacial. The total purchase price for the four distributors is approximately $28 million in cash and 590,099 shares of the Company’s Class A Common Stock. As a result of the closing of the acquisitions, the Company will also be required to issue up to 7.5 million shares of Class A Common Stock to the former owners of HydraFacial pursuant to the earnout provision in the Merger Agreement related to the Company’s Business Combination, which closed on May 4, 2021.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described in Note 2 and below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

A lawsuit was filed in the Supreme Court of the State of New York on January 18, 2021, and amended on March 24, 2021, by a purported Company stockholder in connection with the Business Combination: Ciccotelli v. Vesper Healthcare Acquisition Corp., et al., Index No. 650346/2021 (N.Y. Sup. Ct.). On January 18, 2021, a lawsuit was filed in the Supreme Court of the State of New York by a purported Company stockholder in connection with the Business Combination: Purvance v. Vesper Healthcare Acquisition Corp., et al., Index No. 650346/2021 (N.Y. Sup. Ct.). An additional lawsuit was filed by a different purported Company stockholder on January 19, 2021, and amended on March 22, 2021, in the Supreme Court of the State of New York in connection with the Business Combination: Purvance v. Vesper Healthcare Acquisition Corp., et al., Index No. 650365/2021 (N.Y. Sup. Ct.). On January 26, 2021, a lawsuit was filed in the United States District Court, Southern District of New York by a different purported Company stockholder in connection with the Business Combination: Watkins v. Vesper Healthcare Acquisition Corp., et al., No. 1:21-cv-00713 (S.D.N.Y.). On February 8, 2021, a lawsuit was filed in the Eleventh Judicial Circuit, in and for Miami-Dade County, Florida, by a different purported Company stockholder in connection with the Business Combination: Elstein v. Saunders et al., No. 21-3028CA01 (Fla. 11th Cir. Ct.). The complaints name the Company and some or all of the current members of the Board as defendants. The complaints allege, among other things, breach of fiduciary duty claims against the Board in connection with the Business Combination. The complaints also allege that the Preliminary Proxy Statement is misleading and/or omits material information concerning the Business Combination. The complaints generally seek, among other things, injunctive relief, damages, and an award of attorneys’ fees. On March 2, 2021, counsel for Jordan Rosenblatt, a purported The Beauty Health Company shareholder, sent a demand letter alleging that The Beauty Health Company and its board had breached their fiduciary duties and violated federal securities laws in connection with the Preliminary Proxy Statement. Also on March 2, 2021, counsel for Patrick Plumley, a purported The Beauty Health Company shareholder, sent a demand letter alleging that The Beauty Health Company and its board had breached their fiduciary duties and/or violated federal securities laws in connection with the Preliminary Proxy Statement. Both letters sought additional disclosures.

The Company believes these allegations are without merit and intends to defend against them; however, the Company cannot predict with certainty the ultimate resolution of any proceedings that may be brought in connection with these allegations.

On April 19, 2021, Elstein v. Saunders et al., No. 21-3028CA01 (Fla. 11th Cir. Ct.) was voluntarily dismissed. On April 26, 2021, Purvance v. Vesper Healthcare Acquisition Corp., et al., Index No. 650365/2021 (N.Y. Sup. Ct.) was voluntarily discontinued. On May 12, 2021, Watkins v. Vesper Healthcare Acquisition Corp., et al., No. 1:21-cv-00713 (S.D.N.Y.) was voluntarily dismissed. On May 17, 2021, Ciccotelli v. Vesper Healthcare Acquisition Corp., et al., Index No. 650346/2021 (N.Y. Sup. Ct.) was voluntarily discontinued.

On May 4, 2021, the registrant consummated the previously announced business combination pursuant to that certain Agreement and Plan of Merger, dated December 8, 2020, by and among Vesper Healthcare Acquisition Corp., Hydrate Merger Sub I, Inc. (“Merger Sub I”), Hydrate Merger Sub II, LLC (“Merger Sub II”), LCP Edge Intermediate, Inc., the indirect parent of Edge Systems LLC d/b/a The HydraFacial Company (“HydraFacial”), and LCP Edge Holdco, LLC (the “Merger Agreement”), which provided for: (a) the merger of Merger Sub I with and into HydraFacial, with HydraFacial continuing as the surviving corporation (the “First Merger”), and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of HydraFacial with and into Merger Sub II, with Merger Sub II continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). As a result of the First Merger, the registrant owns 100% of the outstanding common stock of HydraFacial and each share of common stock and preferred stock of HydraFacial has been cancelled and converted into the right to receive a portion of the consideration payable in connection with the Mergers. As a result of the Second Merger, the registrant owns 100% of the outstanding interests in Merger Sub II. In connection with the closing of the Business Combination (the “Closing”), the registrant owns, directly or indirectly, 100% of the stock of HydraFacial and its subsidiaries and the stockholders of HydraFacial as of immediately prior to the effective time of the First Merger hold a portion of the Class A Common Stock, par value $0.0001 per share, of the registrant.

In connection with the Closing, the registrant changed its name from “Vesper Healthcare Acquisition Corp.” to “The Beauty Health Company.”

LCP Edge Intermediate, Inc. [Member]
SUBSEQUENT EVENTS

Note 17 – Subsequent Events

HydraFacial has evaluated subsequent events through July 9, 2021, which is the date the condensed consolidated financial statements were available to be issued.

Acquisitions

HydraFacial has entered into definitive agreements to acquire four distributors across Latin America, Europe and Asia to sell and distribute the HydraFacial line of products within their respective regions. One distributor acquisition has closed on June 4, 2021 with cash consideration of $5.7 million prior to working capital adjustments plus equity consideration consisting of 110,726 shares of Class A Common Stock of BeautyHealth. The remaining three acquisitions closed on July 1, 2021. Cash consideration expected to be paid in the aggregate, prior to any working capital adjustments, to acquire the three remaining distributors is $23.4 million plus equity consideration consisting of 479,373 shares of Class A Common Stock of BeautyHealth. The equity consideration for all four acquisitions will be issued by August 1, 2021.

Merger

On May 4, 2021, HydraFacial consummated the Merger Agreement with Vesper, pursuant to which Vesper acquired, directly or indirectly, 100% of the stock of HydraFacial and its subsidiaries. Upon closing, the surviving entity was renamed The Beauty Health Company and trades on the Nasdaq Capital Market under the ticker symbol “SKIN.”

The transactions set forth in the Merger Agreement constitute a “Business Combination” as contemplated by Vesper’s Amended & Restated Certificate of Incorporation. Immediately after the completion of the Business Combination, the shareholders of HydraFacial exchanged their interests in HydraFacial for shares of common stock of the surviving entity.

Pursuant to the terms of the Merger Agreement, the aggregate merger consideration paid to the HydraFacial stockholders in connection with the Business Combination was approximately $975.0 million less HydraFacial’s net indebtedness as of the Closing Date, transaction expenses, and net working capital relative to a target. In connection with the transaction, all of HydraFacial’s existing debt under its credit facilities were repaid and the note receivable from its stockholder was settled.

The merger consideration included both cash consideration and consideration in the form of newly issued Class A Common Stock. The aggregate cash consideration paid to the former HydraFacial stockholders at the Closing was approximately $368.0 million, consisting of the Vesper’s cash and cash equivalents as of the closing of the Business Combination including proceeds of $350.0 million from Vesper’s Private Placement of an aggregate of 35,000,000 shares of Class A Common Stock, and approximately $433.0 million of cash available to Vesper from the trust account that held the proceeds from Vesper’s initial public offering (the “Trust Account”) after giving effect to income and franchise taxes payable in respect of interest income earned in the Trust Account and redemptions that were elected by Vesper’s public stockholders, minus approximately $224.0 million used to repay HydraFacial’s outstanding indebtedness at the Closing, minus approximately $94.0 million of transaction expenses of HydraFacial and Vesper, minus $100.0 million. The remainder of the consideration paid to the HydraFacial stockholders consisted of 35,501,743 newly issued shares of Class A Common Stock. The foregoing consideration paid to the HydraFacial stockholders will be further increased by the payment of 7.5 million earn-out shares of Class A Common Stock pursuant to the terms of the Merger Agreement and as a result of the consummation of the distributor acquisitions referenced above.

Note 20 – Subsequent Events

HydraFacial has evaluated subsequent events through March 24, 2021, which is the date the consolidated financial statements were available to be issued.

Acquisitions

HydraFacial has signed a letter of intent to acquire four distributors across Latin America, Europe and Asia to sell and distribute the HydraFacial line of products within their respective regions. The transactions are expected to be completed during 2021. Total consideration expected to be paid to acquire these distributors, based on exchange rates as of December 31, 2020, is $36.6 million in the aggregate.